Statements of Operations	11 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Formation and operating costs	$ 1,925,574
Loss from operations	(1,925,574)
Other income:
Interest earned on investment held in Trust Account	1,969
Loss before income taxes	(1,923,605)
Income taxes
Net loss	$ (1,923,605)
Basic and diluted weighted average shares outstanding, Ordinary shares attributable to TradeUP Global Corporation (in Shares) | shares	1,244,225
Basic and diluted net loss per share, Ordinary shares attributable to TradeUP Global Corporation (in Dollars per share) | $ / shares	$ (1.46)
Class A Ordinary Shares Subject to Possible Redemption
Other income:
Basic and diluted weighted average shares outstanding, Ordinary shares attributable to TradeUP Global Corporation (in Shares) | shares	3,191,545
Basic and diluted net loss per share, Ordinary shares attributable to TradeUP Global Corporation (in Dollars per share) | $ / shares	$ (0.03)